Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 29, 2017	Apr. 30, 2016
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	111,933,000	111,228,000
Treasury stock, shares	39,497,000	37,941,000